Property and Equipment (Details) - USD ($)	Feb. 29, 2020	Aug. 31, 2019	Aug. 31, 2018
Property, Plant and Equipment [Abstract]
Machinery & Equipment		$ 14,000
Accumulated depreciation		(752)
Total Machinery & Equipment	$ 15,177	$ 13,248